Annual Total Returns [BarChart] - Martin Currie International Unconstrained Equity Fund - Class IS	Sep. 30, 2020
Bar Chart Table:
Annual Return 2016	(1.76%)
Annual Return 2017	28.48%
Annual Return 2018	(11.35%)
Annual Return 2019	34.01%